Income Taxes (Details) - Schedule of components of deferred taxes ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 633	$ 97	¥ 474
Net operating losses carried forward	5,021	770
Total	¥ 5,654	$ 867	¥ 474